Consolidated Statements Of Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Loss [Abstract]
Net income (loss)	$ (1,595,111)	$ 37,030
Other comprehensive income (loss):
Unrealized gains (losses) on securities available for sale arising during period	910,278	(478,176)
Reclassification adjustment for realized gains on securities available for sale arising during the period	(403,712)	(568,337)
Other comprehensive income (loss)	506,566	(1,046,513)
Comprehensive loss	$ (1,088,545)	$ (1,009,483)